Employee Benefit Plans (Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits and Share-based Compensation [Abstract]
Benefit obligation, beginning of year	$ 923	$ 0
Initial recognition of prior service cost	0	830
Service cost	62	59
Interest cost	38	34
Actuarial gain (loss)	0	0
Benefit obligation, end of year	$ 1,023	$ 923